Note 5 - Loans and Related Allowance for Loan and Lease Losses - Additional Information on Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Average recorded investment	$ 8,573	$ 14,297
Interest income recognized	445	358
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Average recorded investment	1,334	2,851
Interest income recognized	53	72
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Average recorded investment	5,023	8,815
Interest income recognized	262	184
Residential Portfolio Segment [Member]
Average recorded investment	1,208	1,247
Interest income recognized	56	52
Commercial And Industrial [Member]
Average recorded investment	763	1,076
Interest income recognized	62	42
Home Equity Lines of Credit [Member]
Average recorded investment	245	308
Interest income recognized	$ 12	$ 8